Business combination (Details 4)					1 Months Ended			1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Aug. 31, 2011 Cryptic Studios CNY	Aug. 31, 2011 Cryptic Studios Trade name and domain name CNY	Aug. 31, 2011 Cryptic Studios IPR&D CNY	Aug. 31, 2011 Cryptic Studios Game engine CNY	Aug. 31, 2011 Cryptic Studios Completed game CNY
Business combination disclosures
Purchase price of business acquired					323,079,967
Percentage of voting interests acquired					100.00%
Allocation of purchase price
Net tangible assets acquired					(1,328,000)
Identifiable intangible assets						30,803,000	47,172,000	21,717,000	55,485,000
Identifiable net assets acquired					153,849,000
Cash consideration					323,080,000
Goodwill					169,231,000
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation					28,806,000
Total goodwill arising from business combination	$ 84,455,933	511,270,880	408,829,417	466,328,513	198,037,000
Weighted average amortization period at the acquisition date								5 years	4 years